Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of deposits [line items]
Demand	$ 510,719	$ 562,107
Notice	76,643	83,088
Term	616,480	563,619
Total deposits	1,203,842	1,208,814
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	195,109	203,645
Notice	60,439	64,743
Term	162,739	136,544
Total deposits	418,287	404,932
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	307,912	348,004
Notice	15,058	17,855
Term	415,953	394,011
Total deposits	738,923	759,870
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	7,698	10,458
Notice	1,146	490
Term	37,788	33,064
Total deposits	46,632	44,012
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	510,719	562,107
Notice	76,643	83,088
Term	616,480	563,619
Total deposits	1,203,842	1,208,814
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	140,886	149,737
Notice	7,226	7,797
Term	174	466
Total deposits	148,286	158,000
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	295,237	305,779
Notice	16,645	17,982
Term	444,655	409,586
Total deposits	756,537	733,347
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	44,851	52,702
Total deposits	44,851	52,702
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	10,219	11,410
Notice	52,592	57,055
Term	90,539	85,111
Total deposits	153,350	153,576
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	21	620
Total deposits	21	620
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,457	28,276
Notice	180	254
Term	63,137	52,144
Total deposits	69,774	80,674
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,433	7,840
Total deposits	7,433	7,840
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,615	5,743
Term	17,975	16,312
Total deposits	$ 23,590	$ 22,055